SHARE CAPITAL AND RESERVES (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2024 $ / shares	Mar. 31, 2024 $ / shares
SHARE CAPITAL AND RESERVES
Number of options outstanding, beginning	13,410,000	6,480,000
Number of options granted	0	6,930,000
Number of options Cancelled	(1,480,000)	0
Number of options Exercised	(2,820,000)	0
Number of options outstanding, ending	9,110,000	13,410,000
Weighted average exercise price outstanding, beginning	$ 0.102	$ 0.100
Weighted average exercise price Granted	0	0.107
Weighted average exercise price Cancelled	0.116	0
Weighted average exercise price Exercised	0.068	0
Weighted average exercise price outstanding, ending	$ 0.110	$ 0.102